Commitments - Summary of Contractual Obligations (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	$ 5,669
Leases	1,494	[1]
Total debt and other financial obligations	7,163
Interest payments on debt	959	[2]
Pension plans and other benefits	1,368	[3]
Acquisition of property, plant and equipment	154
Purchases of services, raw materials, fuel and energy	1,981	[4]
Total contractual obligations	11,625
Less than 1 year [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	1,191
Leases	308	[1]
Total debt and other financial obligations	1,499
Interest payments on debt	238	[2]
Pension plans and other benefits	148	[3]
Acquisition of property, plant and equipment	147
Purchases of services, raw materials, fuel and energy	562	[4]
Total contractual obligations	2,594
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	1,271
Leases	384	[1]
Total debt and other financial obligations	1,655
Interest payments on debt	384	[2]
Pension plans and other benefits	270	[3]
Acquisition of property, plant and equipment	7
Purchases of services, raw materials, fuel and energy	617	[4]
Total contractual obligations	2,933
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	2,076
Leases	247	[1]
Total debt and other financial obligations	2,323
Interest payments on debt	293	[2]
Pension plans and other benefits	272	[3]
Acquisition of property, plant and equipment	0
Purchases of services, raw materials, fuel and energy	404	[4]
Total contractual obligations	3,292
More than 5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	1,131
Leases	555	[1]
Total debt and other financial obligations	1,686
Interest payments on debt	44	[2]
Pension plans and other benefits	678	[3]
Acquisition of property, plant and equipment	0
Purchases of services, raw materials, fuel and energy	398	[4]
Total contractual obligations	$ 2,806

[1]	These amounts represent nominal cash flows. As of December 31, 2025, the present value of future lease payments was $1,135, with $348 due in 1 to 3 years and $204 due in 3 to 5 years.
[2]	Estimated cash flows for floating rate debt were calculated using the interest rates in effect as of December 31, 2025.
[3]	These figures represent estimated annual payments for these benefits (note 20).
[4]	Future payments for raw materials, services, fuel, energy and carbon allowances are based on contractual nominal cash flows. Estimates reflect aggregate average expected annual consumption under these commitments.